General and administrative expenses	12 Months Ended
Dec. 31, 2013
General and administrative expenses [Abstract]
General and administrative expenses
12.     General and administration expenses

	For the year ended
	Dec 31,2013	Dec 31,2012	Dec 31,2011
Staff salaries	2,020,970	1,493,475	1,360,582
Share based compensation (non-cash)	571,321	11,250	16,674
Office administration	590,518	245,477	466,550
Bank charges and foreign exchange	61,295	48,942	45,326
Auditors’ remuneration	870,394	109,517	96,720
Other professional fees	589,720	535,857	181,948
Other administration costs	965,717	530,621	431,231

	5,669,935	2,975,139	2,599,031

Of the above $721,375 related to costs in relation to ASCs initial public offering that were expensed as incurred. Audit remuneration for the year arises solely on fees incurred for independent audit services.